Shareholder Report	12 Months Ended
Feb. 28, 2025 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Fidelity Concord Street Trust
Entity Central Index Key	0000819118
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2025
Fidelity Flex 500 Index Fund
Shareholder Report [Line Items]
Fund Name	Fidelity Flex® 500 Index Fund
Class Name	Fidelity Flex® 500 Index Fund
Trading Symbol	FDFIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Flex® 500 Index Fund for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Flex® 500 Index Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending February 28, 2025, driven by strong corporate profits, the potential for artificial intelligence and the Federal Reserve's pivot to cutting interest rates.
•Against this backdrop, information technology gained roughly 18% and contributed most to the fund's performance for the fiscal year. Financials, which gained roughly 31%, also helped, as did communication services, which advanced 29%, lifted by the media & entertainment industry (+27%). The consumer discretionary sector rose about 17%, while industrials gained roughly 14% and consumer staples advanced 19%. Other contributors included the utilities (+32%), health care (+5%), real estate (+14%), energy (+9%) and materials (+3%) sectors.
•Turning to individual stocks, the biggest contributor was Nvidia (+58%), from the semiconductors & semiconductor equipment industry. Apple (+34%), from the technology hardware & equipment category, lifted the fund. In media & entertainment, Meta Platforms (+37%) and Alphabet (+23%) boosted the fund. Lastly, Amazon.com (+20%), a stock in the consumer discretionary distribution & retail industry, also contributed.
•Conversely, the biggest detractor was Advanced Micro Devices (-48%), from the semiconductors & semiconductor equipment group. From the same category, Intel (-44%) hindered the fund. In software & services, Microsoft (-3%) and Adobe (-22%) hindered the fund. Lastly, in pharmaceuticals, biotechnology & life sciences, Merck returned about -25% and also hindered the fund.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE March 9, 2017 through February 28, 2025. Initial investment of $10,000. Fidelity Flex® 500 Index Fund $10,000 $11,691 $12,236 $13,248 $17,395 $20,245 $18,680 $24,376 $28,858 S&P 500® Index $10,000 $11,696 $12,243 $13,246 $17,391 $20,242 $18,685 $24,375 $28,861 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Fidelity Flex® 500 Index Fund 18.39% 16.85% 14.20% S&P 500® Index 18.41% 16.85% 14.20% A From March 9, 2017 Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Mar. 09, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 5,781,488,641
Holdings Count | shares	507
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2025)
KEY FACTS
Fund Size	$5,781,488,641
Number of Holdings	507
Total Advisory Fee	$0
Portfolio Turnover	2%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 30.5 Financials 14.4 Health Care 10.7 Consumer Discretionary 10.4 Communication Services 9.4 Industrials 8.3 Consumer Staples 5.8 Energy 3.3 Utilities 2.4 Real Estate 2.2 Materials 2.0 Common Stocks 99.4 Short-Term Investments and Net Other Assets (Liabilities) 0.6 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.4 Short-Term Investments and Net Other Assets (Liabilities) - 0.6 United States 99.4 Ireland 0.4 China 0.1 Switzerland 0.1 Bailiwick Of Jersey 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 99.4 Ireland - 0.4 China - 0.1 Switzerland - 0.1 Bailiwick Of Jersey - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Apple Inc 7.2 NVIDIA Corp 6.1 Microsoft Corp 5.9 Amazon.com Inc 3.9 Meta Platforms Inc Class A 2.9 Alphabet Inc Class A 2.0 Berkshire Hathaway Inc Class B 1.9 Broadcom Inc 1.8 Alphabet Inc Class C 1.6 Tesla Inc 1.6 34.9
Fidelity International Index Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® International Index Fund
Class Name	Fidelity® International Index Fund
Trading Symbol	FSPSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® International Index Fund for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® International Index Fund	$ 4	0.04%

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.04%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International stocks gained for the 12 months ending February 28, 2025, as resilient global economic growth, slowing inflation, global monetary easing and anticipated earnings growth in 2025 provided support for foreign stocks. However, international stocks also faced challenges, including decelerating earnings growth and a steep sell-off following the U.S. presidential election in November, due partly to potential U.S. tariff and other policy changes alongside a broadly stronger U.S. dollar.
•Against this backdrop, Europe ex U.K. gained 9% and contributed most to the fund's performance for the fiscal year, followed by the U.K. (+20%).
•By sector, financials gained 33% and contributed most. Industrials stocks also helped (+11%), benefiting from the capital goods industry (+12%). Communication services rose approximately 21%, health care gained about 3%, and utilities advanced roughly 10%. Other contributors included the consumer staples (+1%), real estate (+3%) and energy (+1%) sectors.
•In contrast, from a sector standpoint, information technology returned roughly -5% and detracted most. This group was hampered by the semiconductors & semiconductor equipment industry (-24%). Consumer discretionary (-2%), hampered by the automobiles & components industry (-18%), and materials (-3%) also hurt.
•Turning to individual stocks, the biggest contributor was SAP (+49%), from the software & services industry. In banks, HSBC gained 67% and helped. Roche (+31%), from the pharmaceuticals, biotechnology & life sciences group, contributed. In consumer durables & apparel, Sony Group (+45%) contributed. Lastly, in telecommunication services, Deutsche Telekom gained 57% and also lifted the fund.
•Conversely, the biggest detractor was ASML (-25%), from the semiconductors & semiconductor equipment group. From the same group, Tokyo Electron returned approximately -39% and hurt. Novo Nordisk, within the pharmaceuticals, biotechnology & life sciences industry, returned -24% and hindered the fund. Toyota Motor, within the automobiles & components category, returned roughly -24% and hindered the fund. Lastly, LVMH Moet Hennessy Louis Vuitton (-19%), a stock in the consumer durables & apparel group, also hurt the fund's performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE February 28, 2015 through February 28, 2025. Initial investment of $10,000. Fidelity® International Index Fund $10,000 $8,488 $9,834 $11,783 $11,144 $11,208 $13,614 $13,997 $13,568 $15,598 $17,076 MSCI EAFE Index $10,000 $8,496 $9,854 $11,861 $11,169 $11,131 $13,656 $14,069 $13,656 $15,657 $17,071 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® International Index Fund 9.47% 8.79% 5.50% MSCI EAFE Index 9.03% 8.93% 5.49% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 55,947,034,979
Holdings Count | shares	709
Advisory Fees Paid, Amount	$ 18,030,091
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2025)
KEY FACTS
Fund Size	$55,947,034,979
Number of Holdings	709
Total Advisory Fee	$18,030,091
Portfolio Turnover	4%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 23.0 Industrials 17.3 Health Care 12.4 Consumer Discretionary 10.8 Information Technology 8.5 Consumer Staples 7.6 Materials 5.3 Communication Services 4.9 Energy 3.3 Utilities 2.9 Real Estate 1.9 Common Stocks 97.4 Preferred Stocks 0.5 Short-Term Investments and Net Other Assets (Liabilities) 2.1 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.4 Preferred Stocks - 0.5 Short-Term Investments and Net Other Assets (Liabilities) - 2.1 Japan 21.5 United States 12.7 United Kingdom 11.2 Germany 9.5 France 9.4 Australia 6.7 Switzerland 5.0 Netherlands 4.0 Sweden 3.2 Others 16.8 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Japan - 21.5 United States - 12.7 United Kingdom - 11.2 Germany - 9.5 France - 9.4 Australia - 6.7 Switzerland - 5.0 Netherlands - 4.0 Sweden - 3.2 Others - 16.8
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Novo Nordisk A/S Series B 1.7 SAP SE 1.7 ASML Holding NV 1.6 Nestle SA 1.4 Roche Holding AG 1.4 Astrazeneca PLC 1.3 Novartis AG 1.3 HSBC Holdings PLC 1.2 Shell PLC 1.2 LVMH Moet Hennessy Louis Vuitton SE 1.2 14.0
Fidelity Extended Market Index Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Extended Market Index Fund
Class Name	Fidelity® Extended Market Index Fund
Trading Symbol	FSMAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Extended Market Index Fund for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Extended Market Index Fund	$ 4	0.04%

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.04%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending February 28, 2025, driven by strong corporate profits, the potential for artificial intelligence and the Federal Reserve's pivot to cutting interest rates.
•Against this backdrop, financials gained roughly 29% and contributed most to the fund's performance for the fiscal year. Information technology, which gained 16%, also helped, benefiting from the software & services industry (+21%), as did industrials, which advanced about 7%, lifted by the capital goods industry (+8%). The real estate sector rose 14%, boosted by the equity real estate investment trusts industry (+13%), while consumer discretionary gained 6% and communication services advanced approximately 14%. Other contributors included the utilities (+34%), energy (+8%), materials (+5%) and consumer staples (+5%) sectors.
•In contrast, health care returned about -2% and detracted most. This group was hampered by the pharmaceuticals, biotechnology & life sciences industry (-8%).
•Turning to individual stocks, the top contributor was Applovin (+445%), from the software & services industry. From the same industry, Palantir Technologies (+48%) lifted the fund. In financial services, Apollo Global Management (+55%) and Robinhood Markets (+207%) helped. Lastly, DoorDash (+59%), a stock in the consumer services category, also lifted the fund.
•Conversely, the biggest detractor was MongoDB (-40%), from the software & services category. Another notable detractor was Ferguson Enterprises (-17%), a stock in the capital goods category. Another notable detractor was Celsius Holdings (-69%), a stock in the food, beverage & tobacco group. In financial services, Block (-18%) hurt the fund's performance. Lastly, Elf Beauty (-66%), from the household & personal products group, also hindered the fund.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE February 28, 2015 through February 28, 2025. Initial investment of $10,000. Fidelity® Extended Market Index Fund $10,000 $8,517 $11,292 $12,687 $13,545 $13,545 $21,161 $19,769 $17,639 $20,995 $23,468 Dow Jones U.S. Completion Total Stock Market Index℠ $10,000 $8,502 $11,247 $12,622 $13,447 $13,442 $20,997 $19,603 $17,455 $20,720 $23,145 Dow Jones U.S. Total Stock Market Index℠ $10,000 $9,207 $11,625 $13,512 $14,187 $15,147 $20,525 $22,974 $21,082 $27,112 $31,857 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® Extended Market Index Fund 11.78% 11.62% 8.91% Dow Jones U.S. Completion Total Stock Market Index℠ 11.70% 11.48% 8.75% Dow Jones U.S. Total Stock Market Index℠ 17.50% 16.03% 12.28% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 39,459,367,185
Holdings Count | shares	3,522
Advisory Fees Paid, Amount	$ 13,902,189
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2025)
KEY FACTS
Fund Size	$39,459,367,185
Number of Holdings	3,522
Total Advisory Fee	$13,902,189
Portfolio Turnover	15%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 18.5 Information Technology 17.3 Industrials 17.1 Consumer Discretionary 11.9 Health Care 11.5 Real Estate 5.6 Materials 4.8 Communication Services 4.2 Energy 4.1 Consumer Staples 3.0 Utilities 1.8 Common Stocks 99.8 Preferred Stocks 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.8 Preferred Stocks - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.2 United States 97.9 United Kingdom 0.9 Canada 0.3 Puerto Rico 0.2 Bermuda 0.2 Sweden 0.1 Thailand 0.1 Argentina 0.1 Switzerland 0.1 Others 0.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 97.9 United Kingdom - 0.9 Canada - 0.3 Puerto Rico - 0.2 Bermuda - 0.2 Sweden - 0.1 Thailand - 0.1 Argentina - 0.1 Switzerland - 0.1 Others - 0.1
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Marvell Technology Inc 1.2 AppLovin Corp Class A 1.1 CRH PLC 1.0 DoorDash Inc Class A 1.0 Snowflake Inc Class A 0.9 Cheniere Energy Inc 0.8 MicroStrategy Inc Class A 0.8 Flutter Entertainment PLC 0.7 Atlassian Corp Class A 0.7 Cloudflare Inc Class A 0.7 8.9
Fidelity Total Market Index Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Total Market Index Fund
Class Name	Fidelity® Total Market Index Fund
Trading Symbol	FSKAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Total Market Index Fund for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Total Market Index Fund	$ 2	0.02%

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.02%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending February 28, 2025, driven by strong corporate profits, the potential for artificial intelligence and the Federal Reserve's pivot to cutting interest rates.
•Against this backdrop, information technology gained 18% and contributed most to the fund's performance for the fiscal year. Financials, which gained 31%, also helped, as did communication services, which advanced 28%, lifted by the media & entertainment industry (+26%). The consumer discretionary sector rose approximately 16%, while industrials gained roughly 13% and consumer staples advanced 18%. Other contributors included the utilities (+32%), health care (+4%), real estate (+14%), energy (+9%) and materials (+4%) sectors.
•Turning to individual stocks, the biggest contributor was Nvidia (+58%), from the semiconductors & semiconductor equipment category. In technology hardware & equipment, Apple (+34%) boosted the fund. In media & entertainment, Meta Platforms (+37%) and Alphabet (+24%) contributed. Lastly, Amazon.com (+20%), from the consumer discretionary distribution & retail industry, also lifted the fund.
•In contrast, the biggest detractor was Advanced Micro Devices (-48%), from the semiconductors & semiconductor equipment category. Within the same category, Intel returned approximately -44% and detracted. Microsoft (-3%) and Adobe (-22%), within the software & services group, detracted. Lastly, Merck (-25%), a stock in the pharmaceuticals, biotechnology & life sciences category, also hindered the fund.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE February 28, 2015 through February 28, 2025. Initial investment of $10,000. Fidelity® Total Market Index Fund $10,000 $9,209 $11,633 $13,523 $14,201 $15,163 $20,545 $22,998 $21,109 $27,159 $31,912 Dow Jones U.S. Total Stock Market Index℠ $10,000 $9,207 $11,625 $13,512 $14,187 $15,147 $20,525 $22,974 $21,082 $27,112 $31,857 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® Total Market Index Fund 17.50% 16.05% 12.30% Dow Jones U.S. Total Stock Market Index℠ 17.50% 16.03% 12.28% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 106,330,497,270
Holdings Count | shares	3,868
Advisory Fees Paid, Amount	$ 14,389,419
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2025)
KEY FACTS
Fund Size	$106,330,497,270
Number of Holdings	3,868
Total Advisory Fee	$14,389,419
Portfolio Turnover	3%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 29.1 Financials 15.1 Health Care 10.8 Consumer Discretionary 10.6 Industrials 9.4 Communication Services 8.8 Consumer Staples 5.5 Energy 3.4 Real Estate 2.6 Materials 2.3 Utilities 2.3 Common Stocks 99.9 Preferred Stocks 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.1 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.9 Preferred Stocks - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.1 United States 99.3 Ireland 0.4 United Kingdom 0.1 China 0.1 Switzerland 0.1 Canada 0.0 Puerto Rico 0.0 Bailiwick Of Jersey 0.0 Bermuda 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 99.3 Ireland - 0.4 United Kingdom - 0.1 China - 0.1 Switzerland - 0.1 Canada - 0.0 Puerto Rico - 0.0 Bailiwick Of Jersey - 0.0 Bermuda - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Apple Inc 6.4 NVIDIA Corp 5.4 Microsoft Corp 5.2 Amazon.com Inc 3.4 Meta Platforms Inc Class A 2.6 Alphabet Inc Class A 1.8 Berkshire Hathaway Inc Class B 1.7 Broadcom Inc 1.7 Alphabet Inc Class C 1.4 Tesla Inc 1.4 31.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: Expense reductions

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: Expense reductions
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Series Total Market Index Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Series Total Market Index Fund
Class Name	Fidelity® Series Total Market Index Fund
Trading Symbol	FCFMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Series Total Market Index Fund for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.
Additional Information Phone Number	1-800-544-8544
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series Total Market Index Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending February 28, 2025, driven by strong corporate profits, the potential for artificial intelligence and the Federal Reserve's pivot to cutting interest rates.
•Against this backdrop, information technology gained 18% and contributed most to the fund's performance for the fiscal year. Financials, which gained 31%, also helped, as did communication services, which advanced 28%, lifted by the media & entertainment industry (+26%). The consumer discretionary sector rose roughly 16%, while industrials gained about 13% and consumer staples advanced 18%. Other contributors included the utilities (+32%), health care (+4%), real estate (+14%), energy (+9%) and materials (+4%) sectors.
•Turning to individual stocks, the top contributor was Nvidia (+58%), from the semiconductors & semiconductor equipment category. In technology hardware & equipment, Apple (+34%) contributed. In media & entertainment, Meta Platforms (+36%) and Alphabet (+23%) helped. Lastly, Amazon.com (+20%), a stock in the consumer discretionary distribution & retail group, also lifted the fund.
•Conversely, the biggest detractor was Advanced Micro Devices (-48%), from the semiconductors & semiconductor equipment group. From the same group, Intel returned about -44% and detracted. Microsoft (-3%) and Adobe (-22%), from the software & services category, hurt the fund. Lastly, in pharmaceuticals, biotechnology & life sciences, Merck returned roughly -25% and also hurt.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE April 26, 2019 through February 28, 2025. Initial investment of $10,000. Fidelity® Series Total Market Index Fund $10,000 $10,138 $13,743 $15,375 $14,116 $18,167 $21,343 Dow Jones U.S. Total Stock Market Index℠ $10,000 $10,141 $13,741 $15,381 $14,115 $18,151 $21,329 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Fidelity® Series Total Market Index Fund 17.48% 16.06% 13.84% Dow Jones U.S. Total Stock Market Index℠ 17.50% 16.03% 13.83% A From April 26, 2019 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Apr. 26, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 78,451,523,635
Holdings Count | shares	4,023
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2025)
KEY FACTS
Fund Size	$78,451,523,635
Number of Holdings	4,023
Total Advisory Fee	$0
Portfolio Turnover	13%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 29.2 Financials 15.0 Health Care 10.8 Consumer Discretionary 10.6 Industrials 9.4 Communication Services 8.8 Consumer Staples 5.5 Energy 3.4 Real Estate 2.6 Materials 2.3 Utilities 2.3 Common Stocks 99.9 Preferred Stocks 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.1 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.9 Preferred Stocks - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.1 United States 99.2 Ireland 0.5 United Kingdom 0.1 China 0.1 Switzerland 0.1 Canada 0.0 Puerto Rico 0.0 Bailiwick Of Jersey 0.0 Bermuda 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 99.2 Ireland - 0.5 United Kingdom - 0.1 China - 0.1 Switzerland - 0.1 Canada - 0.0 Puerto Rico - 0.0 Bailiwick Of Jersey - 0.0 Bermuda - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Apple Inc 6.4 NVIDIA Corp 5.4 Microsoft Corp 5.2 Amazon.com Inc 3.4 Meta Platforms Inc Class A 2.6 Alphabet Inc Class A 1.8 Berkshire Hathaway Inc Class B 1.7 Broadcom Inc 1.7 Alphabet Inc Class C 1.4 Tesla Inc 1.4 31.0
Fidelity 500 Index Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® 500 Index Fund
Class Name	Fidelity® 500 Index Fund
Trading Symbol	FXAIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® 500 Index Fund for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® 500 Index Fund	$ 2	0.02%

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.02%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending February 28, 2025, driven by strong corporate profits, the potential for artificial intelligence and the Federal Reserve's pivot to cutting interest rates.
•Against this backdrop, information technology gained about 18% and contributed most to the fund's performance for the fiscal year. Financials, which gained approximately 31%, also helped, as did communication services, which advanced 29%, lifted by the media & entertainment industry (+27%). The consumer discretionary sector rose roughly 17%, while industrials gained roughly 14% and consumer staples advanced 19%. Other contributors included the utilities (+32%), health care (+5%), real estate (+14%), energy (+9%) and materials (+3%) sectors.
•Turning to individual stocks, the biggest contributor was Nvidia (+58%), from the semiconductors & semiconductor equipment category. Apple, within the technology hardware & equipment group, gained approximately 34% and helped. Meta Platforms (+37%) and Alphabet (+23%), from the media & entertainment group, helped. Lastly, Amazon.com (+20%), from the consumer discretionary distribution & retail industry, also boosted the fund.
•In contrast, the biggest detractor was Advanced Micro Devices (-48%), from the semiconductors & semiconductor equipment industry. Within the same industry, Intel returned roughly -44% and hurt. In software & services, Microsoft (-3%) and Adobe (-22%) detracted. Lastly, Merck, within the pharmaceuticals, biotechnology & life sciences category, returned approximately -25% and also hindered the fund.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE February 28, 2015 through February 28, 2025. Initial investment of $10,000. Fidelity® 500 Index Fund $10,000 $9,381 $11,723 $13,725 $14,366 $15,542 $20,404 $23,745 $21,914 $28,587 $33,843 S&P 500® Index $10,000 $9,381 $11,724 $13,729 $14,371 $15,549 $20,414 $23,759 $21,932 $28,611 $33,877 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® 500 Index Fund 18.39% 16.84% 12.97% S&P 500® Index 18.41% 16.85% 12.98% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 632,597,216,330
Holdings Count | shares	507
Advisory Fees Paid, Amount	$ 84,905,975
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2025)
KEY FACTS
Fund Size	$632,597,216,330
Number of Holdings	507
Total Advisory Fee	$84,905,975
Portfolio Turnover	3%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 30.6 Financials 14.5 Health Care 10.8 Consumer Discretionary 10.5 Communication Services 9.4 Industrials 8.3 Consumer Staples 5.9 Energy 3.3 Utilities 2.4 Real Estate 2.2 Materials 2.0 Common Stocks 99.9 Short-Term Investments and Net Other Assets (Liabilities) 0.1 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.9 Short-Term Investments and Net Other Assets (Liabilities) - 0.1 United States 99.4 Ireland 0.4 China 0.1 Switzerland 0.1 Bailiwick Of Jersey 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 99.4 Ireland - 0.4 China - 0.1 Switzerland - 0.1 Bailiwick Of Jersey - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Apple Inc 7.3 NVIDIA Corp 6.2 Microsoft Corp 5.9 Amazon.com Inc 3.9 Meta Platforms Inc Class A 2.9 Alphabet Inc Class A 2.0 Berkshire Hathaway Inc Class B 1.9 Broadcom Inc 1.8 Alphabet Inc Class C 1.6 Tesla Inc 1.6 35.1